Note 24 (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Provisions Breakdown By Concepts [Table Text Block]
The breakdown of the balance under this heading in the consolidated balance sheets, based on type of provisions, is as follows:

Provisions. Breakdown by concepts (Millions of Euros)
	Notes	2023	2022	2021
Provisions for pensions and similar obligations	25	2,571	2,632	3,576
Other long term employee benefits (1)	25	435	466	632
Provisions for taxes and other legal contingencies	7.1	696	685	623
Provisions for contingent risks and commitments		770	770	691
Other provisions (2)		452	380	366
Total		4,924	4,933	5,889
(1) In 2021 it included the collective layoff procedure that was carried out at Banco Bilbao Vizcaya Argentaria, S.A.
(2) Individually non-significant provisions, for various concepts and corresponding to different geographical areas.

Provisions for pensions and similar obligations changes over the year [Table Text Block]
The change in provisions for pensions and similar obligations for the years ended December 31, 2023, 2022 and 2021 is as follows:

Provisions for pensions, other post-employment obligations for defined benefit plans, and other long term employee benefits. Changes over the year (Millions of Euros)
	Notes	2023	2022 ⁽¹⁾	2021
Balance at the beginning		2,632	3,576	4,272
Charges to income for the year		211	25	141
Interest expense and similar charges		133	75	37
Personnel expense	44.1	49	42	49
Provision expense		29	(92)	56
Charges (credits) to equity (2)	25	314	(433)	(206)
Transfers and other changes		(57)	24	(21)
Benefit payments	25	(424)	(492)	(608)
Employer contributions	25	(106)	(67)	(4)
Balance at the end		2,571	2,632	3,576
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
(2) Correspond to actuarial losses (gains) arising from certain post-employment defined-benefit commitments for pensions recognized in “Equity” (see Note 2.2.13).

Provisions for taxes, legal contingencies and other provisions changes over the year [Table Text Block]

Provisions for taxes, legal contingencies and other provisions. Changes over the year (Millions of Euros)
	2023	2022	2021
Balance at beginning	1,065	990	1,091
Additions (1)	651	417	1,175
Acquisition of subsidiaries	—	—	—
Unused amounts reversed during the year	(385)	(130)	(227)
Amount used and other variations (1)	(183)	(211)	(1,050)
Balance at the end	1,148	1,065	990
(1) In 2021, it includes the initial recognition of the estimated cost of the collective layoff procedure that was carried out at Banco Bilbao Vizcaya Argentaria, S.A., and the subsequent reclassification from "Other provisions" to "Other long term employee benefits" for the remaining amount at the time of the reclassification.